Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	7,184,565	756,925
Number of share obligations assumed at merger date		7,697,548
Number of shares awarded during the year	204,762	151,964
Number of share distributions during the year	(3,557,228)	(1,202,448)
Number of shares forfeited during the year	(444,463)	(219,425)
Number of shares outstanding, at the end of the year	3,387,635	7,184,565
Number of shares vested for accounting purposes	2,761,285	4,936,340
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 20	$ 19
Weighted average grant date fair value of share obligations assumed at merger date | $		20
Weighted average grant date fair value of shares awarded during the year | $	30	26
Weighted average grant date fair value of share distributions during the year | $	20	20
Weighted average grant date fair value of shares forfeited during the year | $	21	21
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 21	$ 20